Summary of Significant Accounting Policies - Schedule of Depreciation and Amortization are Provided for on a Straight-Line Basis Over the Estimated Useful Lives of the Related Assets (Details)	Jun. 30, 2025
Furniture and fixtures [Member]
Schedule of Depreciation and Amortization Straight-Line Basis Over the Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Motor vehicles [Member]
Schedule of Depreciation and Amortization Straight-Line Basis Over the Estimated Useful Lives [Line Items]
Estimated useful lives	3 years 3 months 29 days
Electronic equipment [Member] | Minimum [Member]
Schedule of Depreciation and Amortization Straight-Line Basis Over the Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Electronic equipment [Member] | Maximum [Member]
Schedule of Depreciation and Amortization Straight-Line Basis Over the Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Leasehold improvements [Member] | Minimum [Member]
Schedule of Depreciation and Amortization Straight-Line Basis Over the Estimated Useful Lives [Line Items]
Estimated useful lives	2 years
Leasehold improvements [Member] | Maximum [Member]
Schedule of Depreciation and Amortization Straight-Line Basis Over the Estimated Useful Lives [Line Items]
Estimated useful lives	3 years